Operating Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases, Operating [Abstract]
Operating leases, rent expense	$ 10.1	$ 11.4	$ 11.3